                                                                                                            April 5, 2013

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:       DREYFUS TREASURY PRIME CASH MANAGEMENT

            File No.: 811-5718; 33-25941

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended January 31, 2013.

            Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

                                                                                                Very truly yours,

                                                                                                /s/Jordan Hodge

                                                                                                Jordan Hodge

JH/

Enclosure